091-08057

For Internal Use Only
Sec File No. 9-

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and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

10046683

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   United States 12 Month Oil Fund LP
3. Class of New Derivative Securities Product:
   fractional undivided unit of benef.interest in the net assets of Fund
4. Name of Underlying Instrument:
   United States 12 Month Oil Fund LP
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad
6. Ticker Symbol(s) of New Derivative Securities Product:
   USL
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   various
8. Settlement Methodology of New Derivative Securities Product:
   see Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   see Prospectus

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
James Ongena

Title:
Vice President and Associate General Counsel

Telephone Number:
312 663 2937

Manual Signature of Official Responsible for Form:

Date: 03/12/2010

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 22 2010

SEC 2449 (1/99)

CHX
Chicago Stock Exchange

RECEIVED
2010 MAR 22 PM 3:22
SEC / TM

March 15, 2010

BY OVERNIGHT MAIL

Division of Trading and Markets
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re: Form 19b-4(e) for United States 12 Month Oil Fund, LP (USL) and United States Gasoline Fund, LP (UGA)

Dear SEC Staff:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and nine copies of the Forms 19b-4(e) relating to the United States 12 Month Oil Fund, LP (USL) and the United States Gasoline Fund, LP (UGA).

If you have any questions about this filing, please contact me at (312) 663-2937.

Sincerely,

James Ongena
Associate General Counsel

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 22 2010